Goodwill and Other Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Other Intangible Assets, Net
Schedule of components of intangible assets

	Thousands of Yen
	2024	2023
Intangible assets subject to amortization:
Software for internal use	¥233,717	¥220,343
Customer relationship	180,000	180,000
Store operating rights	925,334	637,138
Trademark	172,894	160,000
Other	750	750
Total	1,512,695	1,198,231
Accumulated amortization	(373,767)	(277,900)
Net carrying amount	1,138,928	920,331

Intangible assets not subject to amortization:
Goodwill	389,131	484,564
Telephone rights	369	369
Total	389,500	484,933
Total intangible assets	¥1,528,428	¥1,405,264

Schedule of estimated aggregate amortization expense for intangible assets

Thousands of Yen
Year ending December 31:
2025	¥201,395
2026	200,473
2027	194,790
2028	177,601
2029	149,675
Thereafter	214,994
Total	¥1,138,928

Schedule of changes in carrying amount of goodwill

Thousands of Yen
Balance at December 31, 2022	¥539,490
Sale of directly-owned salons, and closure of directly-owned salons	(54,926)
Balance at December 31, 2023	¥484,564
Acquisition of rehabilitation business	22,324
Sale of directly-owned salons, and closure of directly-owned salons	(117,757)
Balance at December 31, 2024	¥389,131